OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Structured Finance - Debt Investments
Apex Credit CLO 2019 Ltd.
CLO secured notes - Class FRR(3)(9)(17), 15.59% (SOFR + 10.45%, due July 18, 2037)	7/31/2024	$ 2,775,000	$2,314,604	$2,451,990

Ares XXXVII CLO Ltd.
CLO secured notes - Class ER(3)(17), 12.19% (SOFR + 7.53%, due October 15, 2030)	6/23/2022	7,300,000	5,749,744	6,440,790

BlueMountain CLO 2015-4 Ltd.
CLO secured notes - Class ER(3)(17), 10.83% (SOFR + 6.21%, due April 20, 2030)	1/19/2022	837,000	808,492	837,251

BlueMountain CLO 2018-1 Ltd.
CLO secured notes - Class F(3)(17), 13.06% (SOFR + 8.47%, due July 30, 2030)	11/18/2019	8,500,000	7,037,487	5,785,950

BlueMountain Fuji US CLO II Ltd.
CLO secured notes - Class D(3)(17), 11.03% (SOFR + 6.41%, due October 20, 2030)	11/09/2022	4,750,000	4,022,762	4,604,650

Elevation CLO 2017-6, Ltd.
CLO secured notes - Class F(3)(6)(17), 13.32% (SOFR + 8.66%, due July 15, 2029)	8/03/2022	2,592,301	2,195,606	2,187,384

Highbridge Loan Management 5-2015, Ltd.
CLO secured notes - Class ERR(3)(17), 10.92% (SOFR + 6.26%, due October 15, 2030)	9/18/2023	3,750,000	3,341,028	3,702,000
CLO secured notes - Class FRR(3)(17), 12.92% (SOFR + 8.26%, due October 15, 2030)	8/03/2021	4,375,000	3,915,476	3,429,563

Highbridge Loan Management 2013-2, Ltd.
CLO secured notes - Class ER(3)(17), 13.13% (SOFR + 8.51%, due October 20, 2029)	4/20/2022	2,500,000	2,240,699	1,847,750

Longfellow Place CLO, Ltd.
CLO secured notes - Class FRR(3)(6)(17), 13.42% (SOFR + 8.76%, due April 15, 2029)	3/26/2019	5,077,258	4,420,942	608,763

Midocean Credit CLO VI
CLO secured notes - Class F(3)(17), 12.89% (SOFR + 8.27%, due April 20, 2033)	3/12/2021	4,000,000	3,446,772	3,635,600

Nassau 2017-II Ltd.
CLO secured notes - Class E(3)(17), 11.17% (SOFR + 6.51%, due January 15, 2030)	1/07/2022	7,030,000	6,655,756	3,163,500

Octagon Investment Partners 36, Ltd.
CLO secured notes - Class F(3)(17), 12.67% (SOFR + 8.01%, due April 15, 2031)	9/08/2023	600,000	427,875	479,640

OZLM IX, Ltd.
CLO secured notes - Class ERR(3)(17), 13.22% (SOFR + 8.60%, due October 20, 2031)	6/16/2023	3,750,000	2,601,884	2,771,250

Regatta XXVI Funding Ltd.
CLO secured notes - Class E(3)(17), 12.53% (SOFR + 7.90%, due January 25, 2037)	10/31/2023	9,500,000	9,325,301	9,778,350

Rockford Tower CLO 2022-1, Ltd.
CLO secured notes - Class E(3)(17), 11.96% (SOFR + 7.34%, due July 20, 2035)	5/06/2022	3,750,000	3,719,925	3,768,000

Sound Point CLO V-R, Ltd.
CLO secured notes - Class F(3)(6)(17), 12.99% (SOFR + 8.36%, due July 18, 2031)	5/25/2022	1,338,335	989,536	394,273

Wind River 2023-1 CLO Ltd.
CLO secured notes - Class E(3)(17), 13.15% (SOFR + 8.52%, due April 25, 2036)	3/13/2023	10,000,000	9,652,574	10,204,000

Total Structured Finance - Debt Investments			$72,866,463	$66,090,704	3.52%
Total Collateralized Loan Obligation - Debt Investments			$72,866,463	$66,090,704	3.52%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments
522 Funding CLO I Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.03%, maturity April 15, 2035)	3/03/2023	29,800,000	12,711,284	8,534,820

AIG CLO 2018-1, LLC
CLO subordinated notes(5)(7), (Estimated yield 21.94%, maturity April 20, 2037)	4/25/2023	20,518,400	13,811,230	15,388,800

AIMCO CLO, Series 2015-A
CLO subordinated notes(5)(7)(11), (Estimated yield 14.97%, maturity October 17, 2034)	8/25/2021	13,548,313	7,560,832	6,570,932

AIMCO CLO 26, Ltd.
CLO preferred shares(4)(5)(7), (Estimated yield 16.73%, maturity September 19, 2026)	9/26/2024	4,450,000	4,450,000	4,450,000

Allegro CLO II-S, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity October 21, 2028)	2/06/2020	20,800,000	3,670,680	-

ALM VII(R), Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 25.82%, maturity January 15, 2036)	9/05/2024	28,480,000	8,746,933	7,832,000

ALM XVII, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2028)	3/04/2019	6,500,000	-	-

AMMC CLO XII, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity November 10, 2030)	9/10/2021	24,350,000	2,441,141	243,500

AMMC CLO 25, Limited
CLO subordinated notes(5)(7), (Estimated yield 30.56%, maturity April 15, 2035)	4/27/2022	19,000,000	13,882,308	14,440,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Anchorage Capital CLO 1-R, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 13, 2031)	8/13/2020	$ 12,150,000	$527,619	$289,170

Anchorage Capital CLO 4-R, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity January 28, 2031)	5/20/2019	9,000,000	574,721	124,200

Anchorage Capital CLO 5-R, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2030)	7/16/2019	27,316,000	734,817	136,580

Anchorage Capital CLO 17, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.17%, maturity July 15, 2034)	6/04/2021	27,500,000	18,340,774	13,750,000

Anchorage Capital CLO 25, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.11%, maturity April 20, 2035)	4/24/2023	10,000,000	6,186,577	5,100,000

Apex Credit CLO 2018 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 25, 2031)	3/14/2018	12,420,000	2,619,511	869,400

Apex Credit CLO 2019 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.85%, maturity July 18, 2037)	5/13/2019	17,500,000	11,664,805	7,842,849

Apex Credit CLO 2019-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.08%, maturity October 25, 2032)	10/27/2020	4,500,000	1,733,490	1,800,000

Apidos CLO XVIII-R
CLO subordinated notes(5)(7), (Estimated yield 29.71%, maturity January 22, 2038)	6/24/2022	14,986,100	5,329,287	7,193,328

Apidos CLO XXIII
CLO subordinated notes(5)(7), (Estimated yield 26.49%, maturity April 15, 2033)	4/01/2022	5,000,000	2,906,636	3,015,000

Apidos CLO XXXIV
CLO subordinated notes(5)(7), (Estimated yield 16.15%, maturity January 20, 2035)	1/13/2022	9,950,000	6,461,846	6,169,000

Apidos CLO LI, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 14.13%, maturity January 20, 2038)	12/18/2024	16,000,000	14,357,382	14,280,000

Apidos CLO LI, Ltd. - Warehouse
CLO subordinated notes(4)(5)(7), (Estimated yield 55.33%, maturity October 10, 2026)	12/18/2024	4,200,000	4,200,000	4,200,000

Ares CLO Warehouse 2024-7, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 37.48%, maturity September 03, 2026)	10/03/2024	20,470,000	20,470,000	20,470,000

Ares XXVII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.80%, maturity October 28, 2034)	3/06/2019	27,871,690	12,202,726	9,548,086

Ares XXXIV CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.65%, maturity April 17, 2033)	8/30/2021	26,500,000	8,087,219	6,955,036

Ares XXXVR CLO Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 10.24%, maturity July 15, 2030)	9/13/2022	7,000,000	1,304,283	1,288,700

Ares XXXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.54%, maturity October 15, 2030)	2/12/2019	33,500,000	5,820,266	3,396,579

Ares XL CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2029)	11/30/2017	41,274,000	896,213	558,330

Ares XLII CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 22, 2028)	6/23/2021	21,910,000	2,765,683	155,561

Ares XLIV CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 30.94%, maturity April 15, 2034)	12/15/2023	111,500,000	31,101,154	27,849,272

Ares XLVI CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2030)	1/25/2022	6,400,000	304,554	146,560

Ares XLIX CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.88%, maturity October 22, 2037)	8/19/2022	16,650,000	4,064,760	4,303,500

Ares LVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.20%, maturity January 25, 2035)	8/22/2022	21,200,000	12,763,886	11,319,892

Ares LXI CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.75%, maturity April 20, 2037)	8/25/2021	13,000,000	10,099,034	7,410,000

Ares LXIV CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 23.71%, maturity October 22, 2039)	6/08/2023	10,049,280	5,968,817	5,946,964

Ares LXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.42%, maturity January 25, 2036)	10/31/2022	9,180,000	7,847,321	10,727,802

Ares Loan Funding VII, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 19.97%, maturity October 22, 2037)	8/16/2024	40,000,000	33,142,095	33,600,000

Ares Loan Funding VIII, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 17.77%, maturity January 24, 2038)	12/19/2024	56,782,000	45,713,178	45,425,600

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Atlas Senior Loan Funding XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.56%, maturity October 20, 2034)	9/20/2021	$ 6,000,000	$4,195,172	$2,700,000

Atlas Senior Loan Fund XVIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.70%, maturity January 18, 2035)	4/21/2022	6,000,000	3,707,542	2,340,000

Atrium XV
CLO subordinated notes(5)(7)(11), (Estimated yield 13.28%, maturity July 16, 2037)	9/17/2019	21,000,000	12,165,381	10,290,000

BlueMountain CLO 2015-4 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 20, 2030)	7/22/2020	9,644,700	1,755,594	578,682

BlueMountain CLO 2016-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.76%, maturity November 15, 2030)	8/18/2020	9,897,500	2,889,624	2,276,425

BlueMountain CLO 2018-1 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 30, 2030)	1/14/2020	9,000,000	463,769	337,500

BlueMountain CLO 2018-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.79%, maturity October 25, 2030)	6/11/2020	23,825,000	4,671,623	2,859,000

BlueMountain CLO XXXI Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 27.92%, maturity April 19, 2034)	4/16/2024	16,782,602	9,704,959	9,398,257

BlueMountain CLO XXXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.98%, maturity April 20, 2035)	3/23/2022	10,700,000	9,460,380	6,848,000

BlueMountain Fuji US CLO II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 5.24%, maturity October 20, 2030)	2/13/2020	27,980,000	8,106,189	3,637,400

CIFC Ravello Warehouse, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 17.90%, maturity September 18, 2026)	10/09/2024	4,450,000	4,450,000	4,450,000

Carlyle Global Market Strategies CLO 2013-2, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity January 18, 2029)	3/19/2013	16,098,067	1,167,135	11,269

Carlyle Global Market Strategies CLO 2013-4, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2031)	9/29/2021	14,500,000	2,868,657	2,012,600

Carlyle Global Market Strategies CLO 2014-5, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 15, 2031)	3/27/2019	7,134,333	1,613,976	428,060

Carlyle US CLO 2020-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.24%, maturity July 20, 2034)	8/04/2023	23,500,000	12,458,152	11,985,000

Carlyle US CLO 2020-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.03%, maturity January 25, 2035)	10/21/2020	14,558,333	9,848,292	7,570,333

Carlyle US CLO 2021-8, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.12%, maturity October 15, 2034)	8/24/2021	42,537,500	29,091,279	23,821,000

Carlyle US CLO 2021-11, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.84%, maturity July 25, 2039)	9/11/2024	35,949,200	17,880,471	17,075,870

Carlyle US CLO 2022-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.81%, maturity April 20, 2037)	4/26/2024	27,370,000	22,551,895	19,432,700

Carlyle US CLO 2024-6, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 17.94%, maturity October 25, 2037)	10/10/2024	48,222,222	39,398,609	37,854,444

Cathedral Lake CLO 2013, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity October 15, 2029)	5/31/2018	21,350,000	2,765,917	81,130

Catskill Park CLO, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 20, 2029)	2/10/2022	7,942,500	1,251,998	696,557

CBAM 2019-10, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 30.23%, maturity April 20, 2032)	1/30/2024	15,000,000	6,594,423	5,850,000

CBAM 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 3.64%, maturity April 20, 2034)	3/24/2022	20,050,000	13,025,779	7,017,500

Cedar Funding IV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.61%, maturity January 23, 2038)	2/10/2022	47,440,000	21,544,549	22,296,800

Cedar Funding VIII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.87%, maturity October 17, 2034)	1/28/2022	59,507,500	26,465,953	25,588,225

Cedar Funding X CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.87%, maturity October 20, 2037)	12/16/2024	18,000,000	12,488,189	12,375,000

Cedar Funding XII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.36%, maturity October 25, 2034)	3/23/2022	32,008,575	22,753,478	18,564,974

(Continued on next page)

	OXFORD LANE CAPITAL CORP.
	SCHEDULE OF INVESTMENTS - (continued)
	DECEMBER 31, 2024
	(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Cedar Funding XIV CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 19.91%, maturity October 15, 2037)	12/10/2024	$ 21,540,000	$11,989,200	$11,631,600

Cedar Funding XV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.97%, maturity April 20, 2035)	2/16/2022	34,235,000	25,007,264	22,252,750

CIFC Funding 2014-III, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 1.04%, maturity October 22, 2031)	3/06/2018	20,975,000	4,100,182	2,307,250

CIFC Funding 2021-VII, Ltd.
CLO income notes(5)(7), (Estimated yield 14.39%, maturity January 23, 2035)	10/18/2021	27,435,000	22,426,045	19,478,850

Columbia Cent CLO 28 Limited
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity November 07, 2030)	1/14/2022	40,000,000	9,220,962	656,000

Columbia Cent CLO 32 Limited
CLO subordinated notes(5)(7), (Estimated yield 22.70%, maturity July 24, 2034)	10/04/2023	17,687,500	10,481,484	8,490,000

Crestline Denali CLO XVI, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 20, 2030)	6/10/2021	22,000,000	3,294,241	1,643,400

Croton Park CLO, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 17.43%, maturity October 15, 2037)	8/28/2024	49,573,000	44,603,668	42,082,520

Dryden 38 Senior Loan Fund
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 15, 2030)	9/23/2021	13,100,000	4,324,230	2,096,000

Dryden 53 CLO, LLC
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2031)	2/10/2022	9,640,783	1,559,441	674,855

Dryden 75 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.55%, maturity April 14, 2034)	8/17/2022	2,120,000	1,517,711	869,728

Dryden 76 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.12%, maturity October 15, 2037)	9/11/2024	21,989,000	8,769,254	8,594,147

Dryden 78 CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.35%, maturity April 17, 2037)	7/25/2023	19,913,726	11,891,581	10,156,000

Dryden 86 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 6.69%, maturity July 17, 2034)	3/23/2022	35,350,000	22,669,987	13,079,500

Dryden 87 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 29.09%, maturity May 20, 2034)	8/01/2024	27,000,000	13,736,837	12,960,000

Dryden 92 CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 26.84%, maturity November 20, 2034)	7/18/2024	7,000,000	3,418,488	3,150,000

Dryden 106 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.34%, maturity October 15, 2037)	10/18/2022	32,302,500	23,323,419	23,822,520

Dryden 108 CLO. Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.11%, maturity July 18, 2037)	6/15/2023	28,600,000	21,262,818	21,164,000

Elevation CLO 2020-11, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.83%, maturity October 15, 2037)	2/21/2020	58,231,578	27,639,174	20,381,052

Elevation CLO 2021-12, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.16%, maturity April 20, 2037)	2/11/2021	44,245,037	22,520,965	15,264,538

Elevation CLO 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 2.89%, maturity October 20, 2034)	9/21/2021	32,000,000	22,593,697	11,840,000

Elm CLO 2014-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 30.40%, maturity April 17, 2034)	6/13/2024	37,275,000	8,636,490	8,946,000

Elmwood CLO 14 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.13%, maturity April 20, 2035)	7/24/2023	26,200,000	19,640,601	18,340,000

Elmwood CLO 16 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.41%, maturity April 20, 2037)	3/18/2024	39,850,000	27,098,333	24,388,200

Elmwood CLO 27 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.10%, maturity April 18, 2037)	3/26/2024	44,412,500	36,134,892	32,865,250

Elmwood CLO V Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.03%, maturity October 20, 2037)	1/25/2022	10,400,000	8,827,734	9,568,000

Elmwood CLO VI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.55%, maturity July 18, 2037)	7/11/2024	23,677,000	16,800,273	17,994,520

(Continued on next page)

	OXFORD LANE CAPITAL CORP.
	SCHEDULE OF INVESTMENTS - (continued)
	DECEMBER 31, 2024
	(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Elmwood CLO XII Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.74%, maturity October 15, 2037)	7/24/2023	$ 10,750,000	$7,523,147	$8,492,500

Elmwood Warehouse Nomura 2, Ltd.
CLO preferred shares(4)(5)(7), (Estimated yield 19.10%, maturity July 16, 2026)	7/22/2024	14,818,500	14,818,500	14,818,500

Franklin Park Place CLO I
CLO subordinated notes(5)(7)(11), (Estimated yield 28.98%, maturity April 14, 2035)	5/30/2024	29,000,000	15,017,639	15,660,000

Gulf Stream Meridian 5 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 21.44%, maturity October 15, 2039)	9/11/2024	14,423,684	7,637,780	7,600,348

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 18, 2029)	6/19/2020	25,500,000	4,757,446	191,250

Highbridge Loan Management 5-2015, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 36.01%, maturity October 15, 2030)	8/03/2021	23,125,000	2,775,627	1,466,125

HPS Loan Management 10-2016, Ltd.
CLO income notes(5)(7), (Estimated yield 19.63%, maturity April 20, 2034)	10/21/2021	24,460,380	10,991,006	8,071,925

HPS Loan Management 2021-16, Ltd.
CLO income notes(5)(7), (Estimated yield 9.81%, maturity January 23, 2035)	11/12/2021	32,364,000	23,808,136	17,476,560

ICG US CLO 2014-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.99%, maturity October 20, 2034)	3/01/2023	28,687,500	5,275,366	2,581,875

ICG US CLO 2018-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 6.18%, maturity July 22, 2031)	5/24/2022	17,950,000	5,713,607	2,692,500

Kings Park CLO, Ltd.
CLO income notes(5)(7), (Estimated yield 16.92%, maturity January 21, 2035)	12/07/2021	30,552,500	21,140,556	18,942,550

LCM 35 Ltd.
CLO income notes(5)(7), (Estimated yield 8.85%, maturity October 15, 2034)	10/28/2021	28,000,000	17,434,181	8,412,152

LCM 40 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 29.24%, maturity January 15, 2036)	4/20/2023	17,000,000	10,639,023	13,739,581

Longfellow Place CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 15, 2029)	1/11/2018	19,640,000	5,309,310	1,964

Madison Park Funding XI, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 23, 2029)	1/21/2022	19,000,000	-	209,000

Madison Park Funding XIII, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity April 19, 2030)	9/17/2019	21,500,000	670,491	870,750

Madison Park Funding XXI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.13%, maturity October 15, 2032)	1/26/2022	7,000,000	4,269,001	3,080,000

Madison Park Funding XXIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.31%, maturity October 20, 2029)	3/28/2019	3,568,750	1,419,468	1,213,375

Madison Park Funding XXVIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.01%, maturity January 15, 2038)	2/01/2022	5,077,163	2,686,306	2,487,810

Madison Park Funding XXX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 23.85%, maturity July 16, 2037)	2/23/2018	20,442,764	10,640,340	10,959,175

Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 22, 2027)	10/08/2015	39,075,000	-	218,820

Magnetite XLVII, Limited
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 16.66%, maturity January 25, 2038)	10/17/2024	50,484,000	47,011,682	45,435,600

Marble Point CLO XVI Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 27.83%, maturity November 16, 2034)	4/17/2024	15,250,000	8,276,188	7,930,000

Marble Point CLO XVII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.32%, maturity July 20, 2037)	5/09/2023	17,000,000	8,498,980	9,520,000

Marble Point CLO XVIII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.88%, maturity October 15, 2034)	1/25/2022	30,500,000	20,169,269	16,470,000

Marble Point CLO XXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.13%, maturity April 20, 2035)	1/24/2023	27,190,000	18,075,118	15,770,200

Mariner CLO 8, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 31.08%, maturity October 20, 2037)	11/08/2023	12,439,280	7,180,846	7,836,746

Medalist Partners Corporate Finance CLO VI Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.32%, maturity April 17, 2033)	9/20/2023	14,826,000	4,956,333	5,930,400

Midocean Credit CLO II
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity January 29, 2030)	6/17/2021	13,600,000	3,256,849	1,360

(Continued on next page)

	OXFORD LANE CAPITAL CORP.
	SCHEDULE OF INVESTMENTS - (continued)
	DECEMBER 31, 2024
	(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Midocean Credit CLO III
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity April 21, 2031)	4/24/2019	$ 16,650,000	$5,610,318	$1,665

Midocean Credit CLO VI
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity April 20, 2033)	11/08/2016	29,700,000	16,173,391	5,791,500

Milford Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.56%, maturity July 20, 2035)	5/12/2022	32,960,000	26,691,564	27,356,800

MP CLO VIII, Ltd.
CLO income notes(5)(7), (Estimated yield 4.40%, maturity April 28, 2034)	11/10/2021	11,000,000	3,831,202	2,475,000

Nassau 2017-II Ltd.
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2030)	9/17/2019	24,400,000	8,200,260	2,440

Neuberger Berman CLO XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.55%, maturity January 28, 2030)	1/26/2022	7,800,000	1,820,994	1,482,000

Neuberger Berman CLO XVII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.13%, maturity July 22, 2038)	6/13/2024	73,756,250	17,014,435	15,857,594

Nyack Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.60%, maturity October 20, 2034)	9/02/2021	32,000,000	24,865,491	23,040,000

Oaktree CLO 2018-1 Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity October 20, 2030)	8/25/2022	11,750,000	-	85,775

Oaktree CLO 2019-1 Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 30.13%, maturity April 22, 2030)	6/12/2024	5,000,000	1,402,153	1,453,000

Oaktree CLO 2019-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.89%, maturity January 20, 2038)	2/21/2024	42,243,480	28,388,894	28,831,175

Oaktree CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.84%, maturity May 15, 2033)	5/01/2024	28,500,000	21,672,333	20,805,000

OCP CLO 2015-9, Ltd
CLO subordinated notes(5)(7), (Estimated yield 31.26%, maturity January 15, 2033)	4/12/2023	10,000,000	4,066,960	3,800,000

OCP CLO 2015-10, Ltd.
CLO preference shares(5)(7)(11), (Estimated yield 21.40%, maturity January 26, 2038)	7/06/2023	35,145,000	15,692,432	16,166,700

OCP CLO 2016-11, Ltd.
CLO preference shares(5)(7)(11), (Estimated yield 16.91%, maturity April 26, 2036)	5/31/2024	28,500,000	14,480,049	13,965,000

OCP CLO 2020-18, Ltd.
CLO preference shares(5)(7), (Estimated yield 19.11%, maturity July 20, 2037)	8/16/2022	46,010,000	18,758,500	18,864,100

Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity January 22, 2030)	6/07/2018	32,055,000	5,424,791	641,100

Octagon Investment Partners 36, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 15, 2031)	8/24/2021	10,250,000	2,103,730	518,262

Octagon Investment Partners 38, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.97%, maturity October 20, 2037)	9/13/2022	27,930,029	7,558,990	6,144,606

Octagon Investment Partners 40, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.87%, maturity January 20, 2035)	2/14/2019	7,000,000	3,621,061	2,310,000

Octagon Investment Partners 41, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 27.11%, maturity October 15, 2033)	1/25/2024	17,000,000	7,243,424	6,713,974

Octagon Investment Partners 42, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 18.85%, maturity July 15, 2037)	8/16/2023	15,412,447	7,100,933	6,040,452

Octagon Investment Partners 47, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 37.37%, maturity January 22, 2038)	10/19/2023	52,689,000	26,273,296	25,817,610

Octagon Investment Partners 48, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.98%, maturity January 15, 2039)	7/25/2022	14,225,000	9,095,079	7,823,750

Octagon 52, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.59%, maturity July 23, 2037)	6/05/2024	31,926,829	22,963,312	22,668,049

Octagon 57, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 11.26%, maturity October 15, 2034)	10/13/2021	31,725,000	21,637,841	15,291,303

Octagon 60, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.14%, maturity October 20, 2037)	9/08/2022	35,750,000	30,021,249	30,387,500

OCP CLO 2024-34, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 15.76%, maturity October 15, 2037)	7/02/2024	30,800,000	27,521,094	26,180,000

(Continued on next page)

	OXFORD LANE CAPITAL CORP.
	SCHEDULE OF INVESTMENTS - (continued)
	DECEMBER 31, 2024
	(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
OCP CLO 2024-37, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 17.80%, maturity October 15, 2037)	9/27/2024	$ 27,035,000	$22,796,382	$22,676,958

OFSI BSL VIII, Ltd.
CLO preferred shares(5)(7)(19), (Estimated yield 0.00%, maturity August 16, 2029)	4/26/2019	8,500,000	2,969,634	833,850

OFSI BSL X, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 24.34%, maturity April 20, 2034)	8/01/2023	24,700,000	14,117,899	11,115,000

Onex CLO Subsidiary 2023-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.10%, maturity April 23, 2037)	3/12/2024	35,600,000	30,296,770	26,878,000

OZLM VII, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 17, 2029)	1/29/2020	21,891,673	2,032,047	306,483

OZLM IX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 49.65%, maturity October 20, 2031)	6/24/2022	13,000,000	1,430,352	520,000

OZLM XXIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 28.46%, maturity October 15, 2037)	5/10/2024	31,755,000	13,147,947	14,240,569

OZLM XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.27%, maturity January 15, 2038)	12/07/2015	35,176,667	13,156,032	9,970,329

OZLM XIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.03%, maturity January 15, 2035)	4/29/2022	42,795,000	18,834,250	14,635,914

Peace Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.81%, maturity October 20, 2034)	3/15/2024	18,750,000	13,798,776	12,937,500

Pixley Park CLO, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 17.26%, maturity January 15, 2037)	11/27/2024	57,138,000	43,931,859	43,219,183
CLO subordinated notes(4)(5)(7), (Estimated yield 159.14%, maturity July 25, 2025)	11/14/2024	8,455,000	8,455,000	8,455,000

Regatta VI Funding Ltd.
CLO income notes(5)(7), (Estimated yield 10.21%, maturity April 20, 2034)	10/21/2021	22,000,000	9,691,394	7,260,000

Regatta XVIII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.77%, maturity January 15, 2034)	2/18/2021	29,740,356	20,652,548	18,141,617

Regatta XXII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.37%, maturity July 20, 2035)	5/06/2022	38,823,000	28,512,104	31,058,400

Regatta XXIII Funding Ltd.
CLO income notes(5)(7)(11), (Estimated yield 11.90%, maturity January 20, 2035)	11/04/2021	26,429,333	19,731,707	17,046,920

Regatta XXVI Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.14%, maturity January 25, 2037)	10/31/2023	23,022,500	20,046,225	19,338,900

Regatta XXIX Funding Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 14.20%, maturity September 06, 2037)	8/02/2024	48,542,640	46,346,715	44,693,209

Riserva CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 29.96%, maturity January 18, 2034)	3/18/2022	13,600,000	4,616,793	3,944,000

Rockford Tower CLO 2019-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.17%, maturity April 20, 2034)	9/13/2023	10,000,000	5,386,018	4,200,000

Rockford Tower CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.58%, maturity July 20, 2035)	5/06/2022	38,068,750	28,569,115	22,841,250

Rockford Tower CLO 2022-3, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 40.98%, maturity July 20, 2037)	5/09/2023	21,000,000	10,356,776	15,330,000

Rockland Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.83%, maturity April 20, 2034)	4/26/2021	28,750,000	20,797,461	17,250,000

Romark CLO – V Ltd.
CLO income notes(5)(7), (Estimated yield 10.08%, maturity January 15, 2035)	11/18/2021	30,000,000	19,357,182	12,600,000

Sculptor CLO XXIX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 21.41%, maturity October 22, 2034)	9/20/2023	20,150,000	10,338,170	9,269,000

Sculptor CLO XXXII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.70%, maturity April 30, 2037)	3/06/2024	12,000,000	8,578,099	7,800,000

Sculptor CLO XXXIII, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 14.95%, maturity July 20, 2037)	7/01/2024	5,786,000	4,749,923	4,397,360

Sculptor CLO XXXIV, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 18.39%, maturity January 20, 2038)	11/15/2024	6,579,000	4,916,398	4,802,670

Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 13, 2031)	8/14/2018	24,500,000	3,409,742	758,716

(Continued on next page)

	OXFORD LANE CAPITAL CORP.
	SCHEDULE OF INVESTMENTS - (continued)
	DECEMBER 31, 2024
	(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Shackleton 2014-V-R CLO, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity May 07, 2031)	9/17/2019	$ 20,750,000	$2,569,458	$830,000

Signal Peak CLO 4, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 27.39%, maturity October 26, 2034)	8/09/2023	41,187,685	8,657,859	8,237,537

Signal Peak CLO 5, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 21.91%, maturity April 25, 2037)	5/20/2024	33,067,500	9,809,072	8,928,225

Signal Peak CLO 9, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.31%, maturity January 21, 2038)	7/19/2021	35,217,808	24,552,632	21,482,863

Signal Peak CLO 10, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.17%, maturity January 24, 2035)	2/16/2023	10,000,000	6,267,982	4,800,000

Sound Point CLO V-R, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 18, 2031)	5/04/2021	44,500,000	2,859,667	445,000

Sound Point CLO XX, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 26, 2031)	7/07/2021	13,000,000	4,520,042	260,000

Sound Point CLO XXIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 35.35%, maturity July 15, 2034)	5/09/2024	19,202,500	5,279,407	4,559,465

Sound Point CLO XXIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 28.79%, maturity April 25, 2034)	8/09/2023	21,428,000	9,825,956	7,499,800

Sound Point CLO XXX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 29.73%, maturity July 25, 2034)	8/03/2023	21,151,500	10,035,991	7,191,510

Sound Point CLO XXXIII, Ltd
CLO subordinated notes(5)(7), (Estimated yield 26.43%, maturity April 25, 2035)	6/01/2023	15,733,176	7,908,718	6,135,939

Sound Point CLO 40, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 16.08%, maturity October 20, 2037)	8/06/2024	28,635,000	26,376,466	25,467,969

Symphony CLO XVII, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 15, 2028)	6/21/2023	7,750,000	-	910,625

TCW CLO 2021-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 23.02%, maturity July 25, 2034)	1/25/2024	5,625,000	3,185,308	2,812,500

TCW CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 29.75%, maturity April 22, 2033)	1/25/2024	24,550,000	12,750,434	12,520,500

Telos CLO 2013-3, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity July 17, 2026)	1/25/2013	14,332,210	6,266,409	1,433

Telos CLO 2014-6, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 17, 2027)	11/08/2017	21,400,000	9,166,640	2,140

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.54%, maturity April 18, 2036)	2/02/2017	14,200,000	7,430,973	3,550,000

THL Credit Wind River 2018-3 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.26%, maturity January 20, 2031)	3/02/2022	25,400,000	15,643,871	9,398,000

Tralee CLO II, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 20, 2029)	6/06/2018	6,300,000	1,683,974	630

Tralee CLO IV, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 20, 2030)	12/21/2017	13,270,000	5,502,595	1,327

Venture XV CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 8.80%, maturity July 15, 2032)	1/31/2018	15,992,521	2,265,573	879,589

Venture XVII CLO, Limited
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity April 15, 2027)	1/09/2017	17,000,000	6,377,579	1,700

Venture XX CLO, Limited
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity April 15, 2027)	7/27/2018	7,200,000	532,119	-

Venture XXI CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 15, 2027)	8/16/2017	30,000,000	13,459,356	3,000

Venture XXII CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2031)	2/09/2022	18,500,000	4,694,895	740,000

Venture XXIII CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 11.31%, maturity July 19, 2034)	5/24/2022	4,125,000	1,275,617	660,000

Venture XXV CLO, Limited
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 20, 2029)	9/25/2020	13,750,000	1,606,193	-

Venture 37 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 6.40%, maturity July 15, 2032)	5/28/2019	8,500,000	3,650,055	2,125,000

Venture 41 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 19.91%, maturity January 20, 2034)	4/06/2022	9,000,000	6,163,850	4,500,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Venture 42 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 14.01%, maturity April 15, 2034)	3/15/2021	$ 7,000,000	$4,636,128	$3,115,000

Venture 44 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 5.49%, maturity October 20, 2034)	8/16/2021	24,750,000	16,373,500	9,900,000

Venture 47 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 25.86%, maturity April 20, 2036)	3/14/2023	13,000,000	10,260,690	11,180,000

Venture 48 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 20.85%, maturity October 20, 2036)	8/24/2023	26,848,000	22,697,159	19,062,080

Vibrant CLO III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.26%, maturity October 20, 2031)	2/05/2019	31,810,000	7,115,271	3,817,200

Vibrant CLO XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.93%, maturity October 20, 2034)	8/17/2022	31,400,000	19,940,036	18,369,000

Voya CLO 2018-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.60%, maturity October 15, 2037)	1/03/2024	38,851,800	10,652,695	12,234,288

Voya CLO 2020-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.27%, maturity July 16, 2034)	3/08/2022	15,500,000	10,072,931	7,905,000

Voya CLO 2020-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.18%, maturity October 20, 2034)	5/03/2022	10,500,000	7,922,991	6,877,500

Voya CLO 2024-4, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 15.58%, maturity July 20, 2037)	7/12/2024	42,720,000	41,446,655	39,302,400

Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 20, 2028)	9/28/2016	11,000,000	5,280,208	1,100

Wind River 2018-2 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.36%, maturity July 15, 2030)	10/17/2024	32,250,000	4,414,829	4,291,277

Wind River 2021-2 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 4.67%, maturity July 20, 2034)	5/14/2021	30,700,000	19,296,263	11,052,000

Wind River 2021-4 CLO Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity January 20, 2035)	8/15/2023	9,096,750	4,646,775	2,183,220

Wind River 2023-1 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 3.45%, maturity April 25, 2036)	3/13/2023	42,300,000	34,392,909	27,495,000

York CLO-5 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 31.85%, maturity July 22, 2037)	5/20/2021	32,625,000	14,423,005	16,638,750

York CLO-6 Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 16.14%, maturity October 22, 2037)	10/16/2024	20,700,000	16,545,797	15,421,500

Zais CLO 7, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 15, 2030)	6/29/2021	9,200,000	1,764,640	920

Zais CLO 9, Limited
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 20, 2031)	6/19/2018	12,700,000	4,245,763	13,970

Total Equity Investments			$2,680,947,243	$2,262,326,073	120.63%

Collateralized Loan Obligation Fee Notes - Equity Investments - Other CLO Equity Related Investments
Structured Finance - Equity Fee Note Investments
AMMC CLO 25, Limited
CLO subordinated fee notes (8)(18), (maturity April 15, 2035)	4/27/2022		847,282	672,518

Ares LXI CLO Ltd.
CLO subordinated fee notes (8)(18), (maturity April 20, 2037)	8/25/2021		283,546	429,436

BlueMountain Fuji US CLO II Ltd.
CLO subordinated fee notes (8)(18), (maturity October 20, 2030)	12/22/2021		-	49,710

Columbia Cent CLO 28 Limited
CLO subordinated fee notes (8)(10)(18), (maturity November 07, 2030)	12/22/2021		-	388,332

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated fee notes(8)(18), (maturity July 18, 2029)	4/06/2022		-	14,446

HPS Loan Management 2021-16, Ltd.
CLO subordinated fee notes (8)(18), (maturity January 23, 2035)	11/12/2021		653,972	553,965

LCM 40 Ltd.
CLO subordinated fee notes (8)(18), (maturity January 15, 2036)	4/20/2023		264,910	373,534

Octagon 57, Ltd.
CLO subordinated fee notes (8)(11)(18), (maturity October 15, 2034)	10/13/2021		462,677	334,370

Octagon 60, Ltd.
CLO subordinated fee notes (8)(18), (maturity October 20, 2037)	9/08/2022		933,822	1,088,647

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation Fee Notes - Equity Investments - Other CLO Equity Related Investments - (continued)
Structured Finance - Equity Fee Note Investments (continued)
Point AU Roche Park CLO, Ltd.
CLO subordinated M1 fee notes(8)(18), (maturity July 20, 2034)	5/28/2021		$104,111	$64,614
CLO subordinated M2 fee notes(8)(18), (maturity July 20, 2034)	5/28/2021		187,668	138,488

Rockland Park CLO, Ltd.
CLO subordinated M1 fee notes(8)(18), (maturity April 20, 2034)	4/26/2021		206,120	125,373
CLO subordinated M2 fee notes(8)(18), (maturity April 20, 2034)	4/26/2021		383,576	277,848

Rockford Tower CLO 2021-3, Ltd.
CLO subordinated fee notes (8)(18), (maturity October 20, 2034)	9/22/2021		307,359	464,013

Rockford Tower CLO 2022-1, Ltd.
CLO subordinated fee notes (8)(18), (maturity July 20, 2035)	5/06/2022		368,091	347,256

Sound Point CLO XXIII, Ltd.
CLO subordinated Y fee notes(8)(11)(18), (maturity July 15, 2034)	5/09/2024		143,601	145,711

Sound Point CLO XXIX, Ltd.
CLO subordinated Y fee notes(8)(18), (maturity April 25, 2034)	8/09/2023		171,950	173,408

Sound Point CLO XXX, Ltd.
CLO subordinated Y fee notes(8)(18), (maturity July 25, 2034)	8/03/2023		193,427	199,681

Sound Point CLO XXXIII, Ltd
CLO subordinated Y fee notes(8)(18), (maturity April 25, 2035)	6/01/2023		193,140	201,744

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated fee notes (8)(18), (maturity April 18, 2036)	2/02/2017		64,715	323,622

Tralee CLO IV, Ltd.
CLO subordinated fee notes (8)(18), (maturity January 20, 2030)	3/16/2018		-	-

Venture XXV CLO, Limited
CLO subordinated fee notes (8)(10)(18), (maturity April 20, 2029)	9/25/2020		-	-

Venture 42 CLO, Limited
CLO subordinated Y fee notes(8)(18), (maturity April 15, 2034)	3/15/2021		211,964	148,917

Wind River 2021-2 CLO Ltd.
CLO subordinated fee notes (8)(18), (maturity July 20, 2034)	5/14/2021		391,036	284,534

Wind River 2023-1 CLO Ltd.
CLO subordinated fee notes (8)(18), (maturity April 25, 2036)	3/13/2023		2,058,198	2,332,126

CLO other (8)(18)	Various(16)		8,155,233	8,342,548

Total Other CLO Equity Related Investments			$16,586,398	$17,474,841	0.93%

Total Structured Finance - Equity Investments			$2,697,533,641	$2,279,800,914	121.56%
Total Collateralized Loan Obligation - Equity Investments			$2,697,533,641	$2,279,800,914	121.56%

Total Investments			$2,770,400,104	$2,345,891,618	125.08%

Cash Equivalents

First American Government Obligations Fund, Class Z Shares, 4.35%(12)		165,718,108	$165,718,108	$165,718,108

Total Cash Equivalents			$165,718,108	$165,718,108	8.84%

Total Investments and Cash Equivalents			$2,936,118,212	$2,511,609,726	133.92%

(1) We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
      In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2) Fair value is determined in good faith by the Board of Directors of the Fund.
(3) Cost value reflects accretion of original issue discount or market discount.
(4) The subordinated shares represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(5) Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6) As of December 31, 2024, the investment includes interest income capitalized as additional investment principal ("PIK" Interest). The PIK interest rate for CLO debt positions represents the interest rate at payment date when PIK interest is received. Please refer to "Note 3. Summary of Significant Accounting Policies - Payment-In-Kind" in Oxford Lane Capital Corp.'s most recently filed Form N-CSR for the six months ended September 30, 2024.

(7) The CLO subordinated notes, preferred shares, preference shares and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination.  Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.

(8) Fair value includes the Fund’s interest in subordinated fee notes, and represents discounted cash flows associated with fees earned from those fee notes.
(9) Investment has not made inaugural distribution for relevant period end. Please refer to “Note 3. Summary of Significant Accounting Policies — Investment Income” in Oxford Lane Capital Corp.'s most recently filed Form N-CSR for the six months ended September 30, 2024.
(10) The CLO equity investment was optionally redeemed. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any remaining amortized cost, and/or realized gain for any amounts received in excess of such amortized cost. See “Note 3. Summary of Significant Accounting Policies — Securities Transactions” in Oxford Lane Capital Corp.'s most recently filed Form N-CSR for the six months ended September 30, 2024.

(11) Investment is co-invested with the Fund’s affiliates. See “Note 5. Related Party Transactions” in Oxford Lane Capital Corp.'s most recently filed Form N-CSR for the six months ended September 30, 2024.

(12) Represents cash equivalents held in a money market fund as of December 31, 2024.
(13) The fair value of the investment was determined using significant unobservable inputs. See “Note 4. Fair Value” in Oxford Lane Capital Corp.'s most recently filed Form N-CSR for the six months ended September 30, 2024.

(14) The Fund generally acquires its investments in transactions not subject to registration under the Securities Act of 1933, as amended (the “Securities Act”). 'These investments are generally subject to restrictions as “restricted securities” (within the meaning of the Securities Act).
(15) Acquisition date represents the initial date of purchase.
(16) Cost and fair value total represents multiple investments which were purchased within one year prior to December 31, 2024.
(17) The principal balance outstanding for this debt investment, in whole or in part, is indexed to the 90-day Secured Overnight Financing Rate (“SOFR”).
(18) Cost value reflects amortized cost.
(19) As of December 31, 2024, the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost.